SHORT-TERM INVESTMENTS (Narrative) (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Short-term investments [Line Items]
Accrued interest	$ 64,904	$ 368,455
Guaranteed investment certificates [Member]
Short-term investments [Line Items]
Short-term investments	$ 5,000,000	$ 21,000,000